DERIVATIVE LIABILITIES - Warrants (Details) $ / shares in Units, $ in Thousands		10 Months Ended	12 Months Ended
	Nov. 12, 2020 CAD ($) $ / shares shares	Aug. 31, 2021 CAD ($) shares	Aug. 31, 2021 CAD ($) $ / shares shares	Aug. 31, 2020 CAD ($)
Disclosure of financial liabilities [line items]
Units issued in the period, gross proceeds	$ 69,143		$ 64,839	$ 0
Units issued during the period (in shares) | shares	37,375,000		37,375,000
Units issued in the period, price per unit (in CAD per share) | $ / shares	$ 1.85
Number of units, including units sold pursuant to the full exercise of the over-allotment option granted (in shares)	$ 4,875
Number of common shares included in each unit (in shares)	1
Number of warrants issued in each unit that is issued (in shares)	0.5
Number of warrants issued in the period (in shares) | shares	18,687,500
Warrant term			3 years
Warrant exercise price (in CAD per share) | $ / shares	$ 2.50		$ 2.50
Liabilities		$ 74,212	$ 74,212	135,600
Share issue costs allocated to derivative warrants	$ 803
Number of warrants exercised in the period (shares) | shares		1,743,850	1,743,850
Proceeds from exercise of warrants			$ 4,360
Revaluation of liabilities measured at fair value				$ 0
Derivative Liability, Warrants
Disclosure of financial liabilities [line items]
Liabilities	$ 12,894	$ 35,019	$ 35,019
Settlements, fair value measurement, liabilities		7,132
Revaluation of liabilities measured at fair value		$ 29,257
Derivative Liability, Warrants | Expected future volatility of Common Shares
Disclosure of financial liabilities [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities			$ 2,099
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%	10.00%
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities			$ (2,208)